Schedule of Purchase Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	12,529,690
Compensation warrants, exercise price | $ / shares	$ 2.50
Expiry date	Jun. 29, 2025
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	300,288
Compensation warrants, exercise price | $ / shares	$ 1.55
Expiry date	Jun. 29, 2025
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	300,000
Compensation warrants, exercise price | $ / shares	$ 2.50
Expiry date	Apr. 20, 2025
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,101,727
Compensation warrants, exercise price | $ / shares	$ 0.30
Expiry date	Nov. 28, 2025
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	13,232,373
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	May 28, 2026
Warrant six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	520,364
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	May 28, 2026
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	6,142,223
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	May 31, 2026
Warrant eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	362,250
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	May 31, 2026
Warrant nine [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,532,478
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	Jun. 10, 2026
Warrant ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	39,095
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	Jun. 10, 2026
Warrant Eleven [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,262,778
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	Jun. 19, 2026
Warrant twelve [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	60,900
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	Jun. 19, 2026
Warrant thirteen [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	8,472,601
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	Jun. 28, 2026
Warrant fourteen [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,000,000
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	Jul. 03, 2026
Warrant fiftheen [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	150,000
Compensation warrants, exercise price | $ / shares	$ 0.18
Expiry date	Jul. 05, 2026
Warrant sIxtheen [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,500
Compensation warrants, exercise price | $ / shares	$ 0.09
Expiry date	Jul. 05, 2026
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	50,017,267